MainGate Trust
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

April 16, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

RE:          MAINGATE TRUST (the “Trust”)
Securities Act Registration No: 333-170422
MainGate MLP Fund (S000031058)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Fund is Post-Effective Amendment (“PEA”) No. 8 under the 1933 Act and Amendment No. 11 under the Investment Company Act of 1940, as amended, to the Trust’s Registration Statement on Form N-1A.  This PEA No. 8 hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 7 on Form N-1A filed March 26, 2014.  This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 7 (Accession No. 0000894189-14-001436) to the Trust’s Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact Vasquez at (414) 765-6620 or the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia Vasquez
Alia Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures